FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign exchange risk [Abstract]
Number of working days to settle commitment in foreign exchange market	5 days
Percentage of principal amount maturing in maximum period	40.00%
Average life for refinanced new external indebtedness	2 years
Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk	96.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%
Pretax income	$ 2,533,781	$ 3,491,865
U.S. Dollars [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	87.00%	87.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	50.00%	53.00%	59.00%